Annual Operating Expenses - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FID DISRUPTIVE MEDICINE ETF - Fidelity Disruptive Medicine ETF	Feb. 10, 2023
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.50%

[1]	A Based on estimated amounts for the current fiscal year.